UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               March 31, 2007


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors, N.A.
   Address:  45 Fremont Street
             San Francisco, CA 94105 USA
             Form 13F File Number: 028-03946


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name: Jeffrey Mederios
             Title: Principal
             Phone: 415-817 6190


 Signature, Place, and Date of Signing:
 Jeffrey Mederios   San Francisco, CA USA   March 10, 2008


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-12602                  Barclays Global Investors UK Holdings Limited
028-01190                  Frank Russell Company